Debt - Estimated Maturities of Long-Term Debt (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
2020	$ 163,512
2021	33,785
2022	460,783
2023	240,681
2024	0
Southwest Gas Corporation
Debt Instrument [Line Items]
2020	125,000
2021	0
2022	425,000
2023	0
2024	0
Centuri
Debt Instrument [Line Items]
2020	38,512
2021	33,785
2022	35,783
2023	240,681
2024	$ 0